Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000234834
Shareholder Report [Line Items]
Trading Symbol	GDVD
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Website	https://www.cpgcetfs.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Copper Place Global Dividend Growth ETF	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
AssetsNet	$ 3,869,517
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 101,091
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,869,517
Number of Portfolio Holdings	-
Advisory Fee	$101,091
Portfolio Turnover	18%